UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Charter Income Trust

5/31/10

MCR-SEM

MFS® Charter Income Trust

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	55.8%
High Grade Corporates	14.2%
Non-U.S. Government Bonds	13.4%
Emerging Markets Bonds	12.4%
Commercial Mortgage-Backed Securities	6.3%
Mortgage-Backed Securities	5.6%
Floating Rate Loans	1.0%
U.S. Government Agencies	0.7%
Asset-Backed Securities	0.5%
Collateralized Debt Obligations	0.2%
U.S. Treasury Securities	(7.1)%

Composition including fixed income credit quality (a)(i)
AAA	16.6%
AA	11.1%
A	5.7%
BBB	14.6%
BB	24.4%
B	27.5%
CCC	10.7%
CC	0.1%
C	0.1%
D	0.1%
Equity	0.5%
Other	(11.4)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	7.2 yrs.

Issuer country weightings (i)
United States	66.0%
Japan	4.7%
Italy	2.3%
United Kingdom	2.1%
Brazil	2.1%
Canada	2.0%
Mexico	1.8%
Netherlands	1.7%
Indonesia	1.6%
Other Countries	15.7%

Portfolio Composition – continued

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries caused risky asset valuations to retrench considerably.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and/or foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since July 2004.

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since February 2005.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

5/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 108.6%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
BE Aerospace, Inc., 8.5%, 2018	$1,225,000	$1,267,875
Bombardier, Inc., 7.5%, 2018 (n)	485,000	489,850
Bombardier, Inc., 7.45%, 2034 (n)	625,000	568,750
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,534,000	1,284,725
Oshkosh Corp., 8.25%, 2017	290,000	298,700
Oshkosh Corp., 8.5%, 2020	320,000	331,200
Spirit AeroSystems Holdings, Inc., 7.5%, 2017	1,065,000	1,049,025

		$5,290,125
Airlines - 0.4%
American Airlines Pass-Through Trust, 7.377%, 2019	$370,319	$299,959
Continental Airlines, Inc., 7.339%, 2014	381,466	356,671
Continental Airlines, Inc., 7.25%, 2019	220,000	238,700
Delta Air Lines, Inc., 7.711%, 2011	995,000	985,050

		$1,880,380
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$965,000	$979,475
Phillips-Van Heusen Corp., 7.375%, 2020	235,000	236,175

		$1,215,650
Asset-Backed & Securitized - 7.0%
Anthracite Ltd., “A” CDO, FRN, 0.701%, 2019 (z)	$1,554,641	$1,103,795
Banc of America Commercial Mortgage, Inc., FRN, 5.744%, 2051	1,500,000	1,470,777
Banc of America Commercial Mortgage, Inc., FRN, 6.184%, 2051	6,000,000	6,080,525
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	394,206
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.864%, 2040 (z)	903,464	370,149
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	1,271,919
Commercial Mortgage Pass-Through Certificates, FRN, 5.792%, 2046	230,000	207,032
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	1,707,570	1,674,328
Credit Suisse Mortgage Capital Certificate, FRN, 5.722%, 2039	1,400,000	1,427,795
Crest Ltd., CDO, 7%, 2040	2,000,000	100,000
CWCapital LLC, 5.223%, 2048	5,839,000	5,598,933
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	1,972,973	2,015,850
First Union-Lehman Brothers Bank of America, FRN, 0.423%, 2035 (i)	18,911,105	356,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	$503,883	$527,194
Greenwich Capital Commercial Funding Corp., FRN, 5.887%, 2038	4,839,456	4,909,160
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,255,000	1,175,985
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.818%, 2049	1,000,000	1,004,490
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.034%, 2051	185,000	52,654
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	1,350,000	1,331,099
Merrill Lynch Mortgage Trust, FRN, 5.826%, 2050	185,000	55,853
Mortgage Capital Funding, Inc., FRN, 2.084%, 2031 (i)	112,765	42
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,510,000	2,507,822
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,533,005	1,311,609
Structured Asset Securities Corp., FRN, 4.67%, 2035	471,993	460,458
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047	1,503,155	302,772
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	1,250,000	1,168,814

		$36,879,599
Automotive - 1.8%
Allison Transmission, Inc., 11%, 2015 (n)	$1,535,000	$1,604,075
Ford Motor Credit Co. LLC, 12%, 2015	4,528,000	5,275,029
General Motors Corp., 7.125%, 2013 (d)	1,350,000	438,750
Goodyear Tire & Rubber Co., 9%, 2015	880,000	902,000
Goodyear Tire & Rubber Co., 10.5%, 2016	1,200,000	1,272,000

		$9,491,854
Basic Industry - 0.2%
TriMas Corp., 9.75%, 2017 (n)	$795,000	$806,925

Broadcasting - 2.6%
Allbritton Communications Co., 8%, 2018 (n)	$565,000	$533,925
Gray Television, Inc., 10.5%, 2015 (z)	320,000	302,400
Inmarsat Finance PLC, 7.375%, 2017 (n)	995,000	992,513
Intelsat Jackson Holdings Ltd., 9.5%, 2016	3,510,000	3,615,300
Lamar Media Corp., 6.625%, 2015	740,000	703,000
Lamar Media Corp., “C”, 6.625%, 2015	245,000	230,300
LIN TV Corp., 6.5%, 2013	755,000	731,406
Local TV Finance LLC, 9.25%, 2015 (p)(z)	799,312	610,141
Newport Television LLC, 13%, 2017 (n)(p)	119,932	95,971
News America, Inc., 6.2%, 2034	325,000	333,706
News America, Inc., 6.9%, 2039	205,000	227,878
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)	509,449	453,070
Nexstar Broadcasting Group, Inc., 7%, 2014	168,000	149,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
Salem Communications Corp., 9.625%, 2016		$273,000	$276,413
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,425,000	1,410,750
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		725,000	703,250
Univision Communications, Inc., 12%, 2014 (n)		790,000	849,250
Univision Communications, Inc., 9.75%, 2015 (n)(p)		1,445,169	1,193,710

			$13,412,713
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 7.875%, 2015		$785,000	$722,200
Janus Capital Group, Inc., 6.95%, 2017		1,900,000	1,942,279
Nuveen Investments, Inc., 10.5%, 2015		680,000	612,000

			$3,276,479
Building - 2.0%
Associated Materials, Inc., 11.25%, 2014		$1,000,000	$995,000
Building Materials Holding Corp., 7%, 2020 (n)		600,000	594,000
CEMEX Finance Europe B.V., 9.625%, 2017 (n)	EUR	490,000	548,145
CEMEX Finance LLC, 9.5%, 2016 (n)		$2,550,000	2,326,875
Goodman Global, Inc., 13.5%, 2016		480,000	528,000
Masco Corp., 7.125%, 2020		980,000	949,403
Nortek, Inc., 11%, 2013		1,611,711	1,676,179
Owens Corning, 9%, 2019		1,550,000	1,788,630
Ply Gem Industries, Inc., 11.75%, 2013		350,000	358,750
Ply Gem Industries, Inc., 13.125%, 2014 (n)		670,000	676,700

			$10,441,682
Business Services - 1.2%
First Data Corp., 9.875%, 2015		$3,285,000	$2,677,275
First Data Corp., 11.25%, 2016		235,000	150,400
Iron Mountain, Inc., 6.625%, 2016		775,000	763,375
Iron Mountain, Inc., 8.375%, 2021		460,000	466,900
SunGard Data Systems, Inc., 9.125%, 2013		205,000	207,050
SunGard Data Systems, Inc., 10.25%, 2015		1,570,000	1,587,662
Terremark Worldwide, Inc., 12.25%, 2017 (n)		625,000	709,375

			$6,562,037
Cable TV - 3.2%
Cablevision Systems Corp., 8.625%, 2017 (n)		$475,000	$477,375
CCH II LLC/CCH II Capital Corp., 13.5%, 2016		160,000	183,400
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		285,000	279,656
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		185,000	183,150
Charter Communications, Inc., 10.875%, 2014 (n)		395,000	431,537
CSC Holdings, Inc., 8.5%, 2014 (n)		770,000	800,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
CSC Holdings, Inc., 8.5%, 2015 (n)	$1,980,000	$2,049,300
DIRECTV Holdings LLC, 5.2%, 2020 (n)	3,240,000	3,268,680
Echostar Corp., 7.125%, 2016	335,000	328,300
Mediacom LLC, 9.125%, 2019 (n)	1,395,000	1,381,050
TCI Communications, Inc., 9.8%, 2012	701,000	786,682
Time Warner Cable, Inc., 5%, 2020	2,150,000	2,146,106
Videotron LTEE, 6.875%, 2014	2,110,000	2,099,450
Virgin Media Finance PLC, 9.125%, 2016	2,185,000	2,209,581
Virgin Media Finance PLC, 9.5%, 2016	395,000	404,875

		$17,029,942
Chemicals - 1.9%
Ashland, Inc., 9.125%, 2017	$1,595,000	$1,746,525
Hexion Finance Escrow LLC, 8.875%, 2018 (n)	895,000	827,875
Hexion Specialty Chemicals, Inc., 9.75%, 2014	1,315,000	1,255,825
Lumena Resources Corp., 12%, 2014 (n)	891,000	784,080
Lyondell Chemical Co., 11%, 2018	503,207	533,399
Momentive Performance Materials, Inc., 12.5%, 2014 (n)	1,706,000	1,842,480
Momentive Performance Materials, Inc., 11.5%, 2016	343,000	306,985
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,673,803
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	399,510
Solutia, Inc., 7.875%, 2020	795,000	791,025

		$10,161,507
Computer Software - 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$1,950,000	$1,991,437

Computer Software - Systems - 0.5%
DuPont Fabros Technology, Inc., 8.5%, 2017 (n)	$1,135,000	$1,146,350
International Business Machines Corp., 8%, 2038	1,000,000	1,360,529

		$2,506,879
Conglomerates - 0.3%
Actuant Corp., 6.875%, 2017	$1,005,000	$949,725
Kennametal, Inc., 7.2%, 2012	684,000	723,207

		$1,672,932
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$465,000	$469,650

Consumer Products - 0.8%
ACCO Brands Corp., 10.625%, 2015	$105,000	$113,663
ACCO Brands Corp., 7.625%, 2015	255,000	237,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Central Garden & Pet Co., 8.25%, 2018	$455,000	$450,450
Easton-Bell Sports, Inc., 9.75%, 2016 (n)	295,000	304,588
Fortune Brands, Inc., 5.125%, 2011	671,000	686,184
Jarden Corp., 7.5%, 2017	1,405,000	1,376,900
Libbey Glass, Inc., 10%, 2015 (n)	740,000	767,750
Visant Holding Corp., 8.75%, 2013	500,000	503,750

		$4,440,435
Consumer Services - 1.4%
Grupo Posadas S.A. de C.V., 9.25%, 2015 (n)	$113,000	$113,565
KAR Holdings, Inc., 10%, 2015	1,135,000	1,137,837
KAR Holdings, Inc., FRN, 4.344%, 2014	380,000	342,950
Live Nation Entertainment, Inc., 8.125%, 2018 (z)	140,000	138,600
Realogy Corp., 10.5%, 2014	330,000	280,500
Service Corp. International, 7.375%, 2014	500,000	505,000
Service Corp. International, 7%, 2017	4,030,000	3,909,100
Ticketmaster Entertainment, Inc., 10.75%, 2016	1,020,000	1,106,700

		$7,534,252
Containers - 1.2%
Crown Americas LLC, 7.75%, 2015	$565,000	$574,887
Graham Packaging Holdings Co., 9.875%, 2014	1,800,000	1,813,500
Greif, Inc., 6.75%, 2017	855,000	836,831
Greif, Inc., 7.75%, 2019	1,000,000	1,021,250
Owens-Illinois, Inc., 7.375%, 2016	1,000,000	1,017,500
Reynolds Group, 7.75%, 2016 (n)	1,050,000	1,039,500

		$6,303,468
Defense Electronics - 0.7%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$474,000	$477,297
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	450,000	475,859
L-3 Communications Corp., 5.875%, 2015	1,180,000	1,171,150
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,500,000
ManTech International Corp., 7.25%, 2018 (z)	260,000	260,650

		$3,884,956
Electronics - 0.7%
Flextronics International Ltd., 6.25%, 2014	$434,000	$429,660
Freescale Semiconductor, Inc., 8.875%, 2014	1,115,000	1,006,287
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	385,000	399,438
Freescale Semiconductor, Inc., 9.25%, 2018 (z)	545,000	540,913
Jabil Circuit, Inc., 7.75%, 2016	1,140,000	1,165,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Electronics - continued
NXP B.V./NXP Funding LLC, 7.875%, 2014		$265,000	$244,462

			$3,786,410
Emerging Market Quasi-Sovereign - 3.6%
BNDES Participacoes S.A., 5.5%, 2020 (n)		$138,000	$133,860
Ecopetrol S.A., 7.625%, 2019		594,000	660,825
Gaz Capital S.A., 8.125%, 2014 (n)		1,464,000	1,559,160
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)		2,051,000	2,440,690
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)		733,000	806,300
KazMunaiGaz Finance B.V., 7%, 2020 (n)		263,000	253,138
Majapahit Holding B.V., 7.25%, 2017 (n)		1,478,000	1,537,120
Majapahit Holding B.V., 8%, 2019 (n)		492,000	526,440
Majapahit Holding B.V., 7.75%, 2020 (n)		1,205,000	1,268,263
Pemex Project Funding Master Trust, 5.75%, 2018		642,000	651,828
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		215,169	172,136
Petrobras International Finance Co., 7.875%, 2019		1,361,000	1,539,725
Petroleos de Venezuela S.A., 5.25%, 2017		950,000	522,500
Petroleos Mexicanos, 8%, 2019		1,101,000	1,268,903
Petroleos Mexicanos, 6%, 2020 (n)		1,195,000	1,209,938
Qtel International Finance Ltd., 7.875%, 2019 (n)		1,104,000	1,239,240
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		1,195,200	1,327,213
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)		1,442,000	1,568,360

			$18,685,639
Emerging Market Sovereign - 3.1%
Dominican Republic, 7.5%, 2021 (n)		$239,000	$235,714
Kingdom of Bahrain, 5.5%, 2020 (n)		247,000	241,975
Republic of Argentina, 8.28%, 2033		866,660	558,996
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		1,848,000	665,280
Republic of Argentina, FRN, 0.389%, 2012		1,460,363	1,269,637
Republic of Colombia, 7.375%, 2019		465,000	535,912
Republic of Colombia, 8.125%, 2024		664,000	786,840
Republic of Colombia, 6.125%, 2041		1,580,000	1,501,000
Republic of Indonesia, 0%, 2010	IDR	11,988,000,000	1,289,954
Republic of Indonesia, 6.875%, 2018		$204,000	228,480
Republic of Indonesia, 11.625%, 2019 (n)		1,423,000	2,031,332
Republic of Indonesia, 5.875%, 2020 (n)		258,000	267,030
Republic of Indonesia, 7.75%, 2038 (n)		593,000	677,502
Republic of Panama, 9.375%, 2029		1,062,000	1,470,870
Republic of Peru, 7.35%, 2025		355,000	415,350
Republic of Philippines, 6.5%, 2020		358,000	389,773
Republic of Philippines, 6.375%, 2034		1,377,000	1,373,558

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of South Africa, 5.5%, 2020	$751,000	$756,633
Ukraine Government International, 6.58%, 2016	1,389,000	1,281,491
United Mexican States, 5.95%, 2019	134,000	144,385

		$16,121,712
Energy - Independent - 3.3%
Anadarko Petroleum Corp., 6.45%, 2036	$160,000	$151,483
Anadarko Petroleum Corp., 6.2%, 2040	580,000	535,736
ATP Oil & Gas Corp., 11.875%, 2015 (z)	160,000	125,600
Chaparral Energy, Inc., 8.875%, 2017	1,230,000	1,113,150
Chesapeake Energy Corp., 9.5%, 2015	1,065,000	1,152,862
Chesapeake Energy Corp., 6.875%, 2016	435,000	444,787
Hilcorp Energy I LP, 9%, 2016 (n)	1,080,000	1,096,200
Newfield Exploration Co., 6.625%, 2014	650,000	651,625
Newfield Exploration Co., 6.625%, 2016	225,000	223,875
OPTI Canada, Inc., 8.25%, 2014	1,455,000	1,244,025
Penn Virginia Corp., 10.375%, 2016	1,630,000	1,735,950
Petrohawk Energy Corp., 10.5%, 2014	560,000	592,200
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,145,344
Pioneer Natural Resources Co., 7.5%, 2020	765,000	764,956
Plains Exploration & Production Co., 7%, 2017	1,460,000	1,335,900
Quicksilver Resources, Inc., 8.25%, 2015	780,000	760,500
Quicksilver Resources, Inc., 9.125%, 2019	220,000	220,550
Range Resources Corp., 8%, 2019	1,535,000	1,581,050
SandRidge Energy, Inc., 8%, 2018 (n)	745,000	666,775
Southwestern Energy Co., 7.5%, 2018	1,175,000	1,233,750
Talisman Energy, Inc., 7.75%, 2019	280,000	337,420

		$17,113,738
Energy - Integrated - 0.8%
CCL Finance Ltd., 9.5%, 2014	$457,000	$500,415
CCL Finance Ltd., 9.5%, 2014 (n)	1,244,000	1,362,180
Hess Corp., 8.125%, 2019	100,000	123,410
Husky Energy, Inc., 5.9%, 2014	306,000	336,467
Husky Energy, Inc., 7.25%, 2019	324,000	380,003
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	1,005,000	1,077,863
TNK-BP Finance S.A., 6.25%, 2015 (n)	112,000	110,880
TNK-BP Finance S.A., 7.25%, 2020 (n)	137,000	133,233

		$4,024,451
Entertainment - 0.7%
AMC Entertainment, Inc., 11%, 2016	$1,200,000	$1,230,000
AMC Entertainment, Inc., 8.75%, 2019	1,160,000	1,171,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - continued
Cinemark USA, Inc., 8.625%, 2019	$1,460,000	$1,474,600

		$3,876,200
Financial Institutions - 2.1%
CIT Group, Inc., 7%, 2014	$725,000	$681,500
CIT Group, Inc., 7%, 2017	2,955,000	2,666,888
CIT Group, Inc., 10.25%, 2017	95,000	97,375
Credit Acceptance Corp., 9.125%, 2017 (z)	500,000	505,000
GMAC, Inc., 6.875%, 2011	293,000	293,000
GMAC, Inc., 6.75%, 2014	2,505,000	2,386,013
GMAC, Inc., 8%, 2031	1,914,000	1,741,740
International Lease Finance Corp., 5.625%, 2013	1,655,000	1,452,262
International Lease Finance Corp., 8.75%, 2017 (n)	1,225,000	1,120,875
Nationstar Mortgage LLC, 10.875%, 2015 (z)	410,000	350,550

		$11,295,203
Food & Beverages - 2.0%
Anheuser-Busch InBev, 6.875%, 2019 (n)	$1,300,000	$1,499,762
ARAMARK Corp., 8.5%, 2015	1,154,000	1,151,115
B&G Foods, Inc., 7.625%, 2018	470,000	468,825
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	893,000	879,605
Constellation Brands, Inc., 7.25%, 2016	1,020,000	1,014,900
Del Monte Foods Co., 6.75%, 2015	1,170,000	1,172,925
Del Monte Foods Co., 7.5%, 2019 (n)	1,000,000	1,017,500
Pinnacle Foods Finance LLC, 9.25%, 2015	990,000	987,525
Smithfield Foods, Inc., 7.75%, 2017	370,000	347,800
TreeHouse Foods, Inc., 7.75%, 2018	915,000	935,588
Tyson Foods, Inc., 7.85%, 2016	912,000	978,120

		$10,453,665
Forest & Paper Products - 1.9%
Boise, Inc., 8%, 2020 (n)	$820,000	$826,150
Buckeye Technologies, Inc., 8.5%, 2013	150,000	152,625
Cascades, Inc., 7.75%, 2017 (n)	915,000	882,975
Cellu Tissue Holdings, Inc., 11.5%, 2014	770,000	827,750
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	612,000	599,760
Georgia-Pacific Corp., 7.125%, 2017 (n)	3,585,000	3,567,075
Georgia-Pacific Corp., 8%, 2024	535,000	557,737
Georgia-Pacific Corp., 7.25%, 2028	205,000	194,750
Graphic Packaging International Corp., 9.5%, 2013	635,000	646,112
Grupo Papelero Scribe S.A., 8.875%, 2020 (n)	238,000	196,053
Jefferson Smurfit Corp., 8.25%, 2012 (d)	480,000	406,800
JSG Funding PLC, 7.75%, 2015	40,000	38,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	$681,524
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$650,000	638,625

			$10,216,886
Gaming & Lodging - 3.1%
Ameristar Casinos, Inc., 9.25%, 2014		$545,000	$558,625
FelCor Lodging Trust, Inc., 10%, 2014		205,000	205,000
Firekeepers Development Authority, 13.875%, 2015 (n)		330,000	377,850
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		460,000	5,175
Gaylord Entertainment Co., 6.75%, 2014		915,000	846,375
GWR Operating Partnership LLP, 10.875%, 2017 (z)		765,000	750,656
Harrah’s Operating Co., Inc., 11.25%, 2017		445,000	466,138
Harrah’s Operating Co., Inc., 10%, 2018		735,000	580,650
Harrah’s Operating Co., Inc., 10%, 2018		1,044,000	824,760
Host Hotels & Resorts, Inc., 6.75%, 2016		1,150,000	1,127,000
Host Hotels & Resorts, Inc., 9%, 2017 (n)		1,255,000	1,330,300
MGM Mirage, 10.375%, 2014 (n)		145,000	154,063
MGM Mirage, 7.5%, 2016		485,000	388,000
MGM Mirage, 11.125%, 2017 (n)		365,000	395,113
MGM Mirage, 11.375%, 2018 (n)		1,865,000	1,725,125
MGM Mirage, 9%, 2020 (z)		655,000	656,638
Midwest Gaming, Inc., 11.625%, 2016 (n)		245,000	238,875
Penn National Gaming, Inc., 8.75%, 2019 (n)		1,065,000	1,080,975
Pinnacle Entertainment, Inc., 7.5%, 2015		550,000	511,500
Royal Caribbean Cruises Ltd., 7%, 2013		245,000	241,019
Royal Caribbean Cruises Ltd., 11.875%, 2015		1,350,000	1,532,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,485,000	1,466,437
Station Casinos, Inc., 6.5%, 2014 (d)		25,000	219
Station Casinos, Inc., 6.875%, 2016 (d)		980,000	8,575
Station Casinos, Inc., 6%, 2012 (d)		1,730,000	108,125
Wyndham Worldwide Corp., 6%, 2016		985,000	956,054

			$16,535,497
Industrial - 0.9%
Altra Holdings, Inc., 8.125%, 2016 (n)		$350,000	$349,125
Aquilex Corp., 11.125%, 2016 (n)		870,000	870,000
Baldor Electric Co., 8.625%, 2017		1,260,000	1,282,050
Great Lakes Dredge & Dock Corp., 7.75%, 2013		550,000	549,312
Hillman Cos., Inc., 10.875%, 2018 (z)		495,000	491,288
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		680,000	697,000
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)		410,000	389,500

			$4,628,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 1.4%
American International Group, Inc., 8.175% to 2038, FRN to 2058		$1,585,000	$1,236,300
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,100,000	1,537,809
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		800,000	872,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		1,350,000	1,379,553
Metropolitan Life Global Funding, 5.125%, 2014 (n)		860,000	922,546
Unum Group, 7.125%, 2016		1,171,000	1,310,050

			$7,258,258
Insurance - Property & Casualty - 1.4%
Allstate Corp., 7.45%, 2019		$850,000	$1,006,649
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,076,019
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		1,375,000	1,471,250
USI Holdings Corp., 9.75%, 2015 (z)		615,000	559,650
USI Holdings Corp., FRN, 4.31%, 2014 (n)		2,005,000	1,604,000
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,082,900
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		627,000	570,570

			$7,371,038
International Market Quasi-Sovereign - 1.7%
Bank of Ireland, 2.75%, 2012 (n)		$1,480,000	$1,450,251
Canada Housing Trust, 4.6%, 2011 (n)	CAD	392,000	388,562
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	1,805,700
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,474,536
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,500,000	1,513,317
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,094,950
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,041,920

			$8,769,236
International Market Sovereign - 11.0%
Federal Republic of Germany, 3.75%, 2015	EUR	3,007,000	$4,067,376
Federal Republic of Germany, 4.25%, 2018	EUR	619,000	864,394
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,480,913
Government of Canada, 4.5%, 2015	CAD	747,000	772,000
Government of Canada, 5.75%, 2033	CAD	136,000	169,465
Government of Japan, 1.5%, 2012	JPY	549,000,000	6,189,467
Government of Japan, 1.3%, 2014	JPY	225,600,000	2,572,907
Government of Japan, 1.7%, 2017	JPY	644,600,000	7,542,007
Government of Japan, 2.2%, 2027	JPY	619,000,000	7,092,317
Kingdom of Belgium, 5.5%, 2017	EUR	378,000	550,780
Kingdom of Sweden, 4.5%, 2015	SEK	2,635,000	376,080
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,333,000	1,788,922
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	716,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Republic of Austria, 4.65%, 2018	EUR	1,345,000	$1,881,695
Republic of Finland, 3.875%, 2017	EUR	921,000	1,243,638
Republic of France, 4.75%, 2012	EUR	703,000	945,683
Republic of France, 4.75%, 2035	EUR	1,370,000	1,992,002
Republic of Ireland, 4.6%, 2016	EUR	1,629,000	2,067,732
Republic of Italy, 4.75%, 2013	EUR	5,607,000	7,300,388
Republic of Italy, 5.25%, 2017	EUR	2,779,000	3,784,392
United Kingdom Treasury, 8%, 2015	GBP	755,000	1,406,833
United Kingdom Treasury, 8%, 2021	GBP	953,000	1,930,782
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,067,355

			$57,804,122
Machinery & Tools - 0.7%
Case Corp., 7.25%, 2016		$710,000	$713,550
Case New Holland, Inc., 7.125%, 2014		2,235,000	2,235,000
Rental Service Corp., 9.5%, 2014		1,010,000	959,500

			$3,908,050
Major Banks - 2.6%
Banco Internacional del Peru, 8.5% to 2020, FRN to 2070 (n)		$135,000	$135,000
Banco PanAmericano S.A., 8.5%, 2020 (n)		416,000	423,280
Bank of America Corp., 7.375%, 2014		1,000,000	1,104,169
Bank of America Corp., 7.625%, 2019		370,000	420,099
Bank of America Corp., 8% to 2018, FRN to 2049		3,275,000	3,148,388
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		1,667,000	1,366,940
Credit Suisse New York, 5.5%, 2014		1,000,000	1,078,923
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,088,570
Morgan Stanley, 5.75%, 2016		397,000	397,711
Morgan Stanley, 6.625%, 2018		391,000	401,510
Morgan Stanley, 7.3%, 2019		830,000	871,781
Morgan Stanley, 5.625%, 2019		1,500,000	1,433,529
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		289,000	255,675
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		350,000	227,500
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		825,000	618,750
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)		498,000	486,787

			$13,458,612
Medical & Health Technology & Services - 5.5%
Biomet, Inc., 10%, 2017		$545,000	$576,337
Biomet, Inc., 11.625%, 2017		2,260,000	2,412,550
Community Health Systems, Inc., 8.875%, 2015		3,510,000	3,593,362
Cooper Cos., Inc., 7.125%, 2015		570,000	564,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
DaVita, Inc., 6.625%, 2013	$618,000	$613,365
DaVita, Inc., 7.25%, 2015	1,595,000	1,587,025
Fisher Scientific International, Inc., 6.125%, 2015	1,254,000	1,297,890
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	724,850
HCA, Inc., 8.75%, 2010	480,000	483,600
HCA, Inc., 9.25%, 2016	6,130,000	6,421,175
HCA, Inc., 8.5%, 2019 (n)	605,000	632,225
HealthSouth Corp., 8.125%, 2020	1,380,000	1,338,600
Hospira, Inc., 6.05%, 2017	655,000	726,844
McKesson Corp., 7.5%, 2019	110,000	133,530
Owens & Minor, Inc., 6.35%, 2016	970,000	952,789
Psychiatric Solutions, Inc., 7.75%, 2015	705,000	722,625
Tenet Healthcare Corp., 9.25%, 2015	1,445,000	1,484,737
U.S. Oncology, Inc., 10.75%, 2014	655,000	668,919
United Surgical Partners International, Inc., 8.875%, 2017	225,000	225,000
United Surgical Partners International, Inc., 9.25%, 2017 (p)	245,000	243,162
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,530,000	1,468,800
Vanguard Health Systems, Inc., 8%, 2018	585,000	555,750
VWR Funding, Inc., 10.25%, 2015 (p)	1,204,125	1,216,166

		$28,643,601
Metals & Mining - 2.8%
Arch Western Finance LLC, 6.75%, 2013	$1,345,000	$1,328,187
Bumi Capital Pte Ltd., 12%, 2016 (n)	268,000	273,360
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	545,000	538,188
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	545,000	542,275
CONSOL Energy, Inc., 8%, 2017 (n)	925,000	940,031
CONSOL Energy, Inc., 8.25%, 2020 (n)	480,000	490,200
FMG Finance Ltd., 10.625%, 2016 (n)	730,000	803,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	1,045,000	1,136,437
Gerdau Holdings, Inc., 7%, 2020 (n)	924,000	935,550
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,375,153
Kazatomprom, 6.25%, 2015 (z)	101,000	99,738
Metinvest B.V., 10.25%, 2015 (z)	311,000	286,120
Peabody Energy Corp., 5.875%, 2016	425,000	416,500
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,110,125
Peabody Energy Corp., “B”, 6.875%, 2013	1,000,000	1,005,000
Rearden G Holdings Eins GmbH, 7.875%, 2020 (n)	115,000	112,125
Southern Copper Corp., 5.375%, 2020	161,000	159,798
Southern Copper Corp., 6.75%, 2040	553,000	549,006
Teck Resources Ltd., 9.75%, 2014	450,000	528,981
Teck Resources Ltd., 10.25%, 2016	680,000	799,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
Teck Resources Ltd., 10.75%, 2019	$575,000	$692,875
U.S. Steel Corp., 7.375%, 2020	650,000	635,375

		$14,757,024
Mortgage-Backed - 5.5%
Fannie Mae, 3.81%, 2013	$310,193	$323,208
Fannie Mae, 4.1%, 2013	506,798	531,676
Fannie Mae, 4.19%, 2013	413,871	435,606
Fannie Mae, 4.845%, 2013	140,151	149,513
Fannie Mae, 4.589%, 2014	275,363	293,851
Fannie Mae, 4.6%, 2014	425,785	453,957
Fannie Mae, 4.609%, 2014	486,462	519,111
Fannie Mae, 4.77%, 2014	331,426	355,980
Fannie Mae, 4.56%, 2015	178,862	190,385
Fannie Mae, 4.665%, 2015	145,031	155,069
Fannie Mae, 4.7%, 2015	138,437	148,204
Fannie Mae, 4.74%, 2015	342,996	367,666
Fannie Mae, 4.78%, 2015	399,988	428,918
Fannie Mae, 4.815%, 2015	360,000	386,770
Fannie Mae, 4.87%, 2015	292,755	314,979
Fannie Mae, 4.89%, 2015	97,738	105,346
Fannie Mae, 4.922%, 2015	978,045	1,056,182
Fannie Mae, 6%, 2016 - 2037	3,557,748	3,854,775
Fannie Mae, 5.5%, 2019 - 2035	10,511,606	11,275,407
Fannie Mae, 4.88%, 2020	268,729	289,079
Fannie Mae, 6.5%, 2032 - 2033	877,144	972,910
Fannie Mae, 5%, 2034	2,884,533	3,039,108
Freddie Mac, 5%, 2024	11,363	11,399
Freddie Mac, 5.5%, 2034	2,568,255	2,753,049
Freddie Mac, 6%, 2034	633,555	691,813

		$29,103,961
Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.25%, 2015	$670,000	$670,000
AmeriGas Partners LP, 7.125%, 2016	1,730,000	1,721,350
Ferrellgas Partners LP, 8.625%, 2020	685,000	679,863
Inergy LP, 6.875%, 2014	1,180,000	1,156,400

		$4,227,613
Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,500,000	$1,417,500
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	236,250
CenterPoint Energy, Inc., 7.875%, 2013	960,000	1,100,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Crosstex Energy, Inc., 8.875%, 2018 (n)	$620,000	$610,700
El Paso Corp., 8.25%, 2016	675,000	698,625
El Paso Corp., 7%, 2017	1,065,000	1,040,265
El Paso Corp., 7.75%, 2032	546,000	512,966
MarkWest Energy Partners LP, 6.875%, 2014	1,720,000	1,638,300
MarkWest Energy Partners LP, 8.75%, 2018	165,000	166,650
Spectra Energy Capital LLC, 8%, 2019	810,000	971,170

		$8,392,632
Network & Telecom - 3.0%
AT&T, Inc., 6.55%, 2039	$170,000	$184,135
Axtel S.A.B. de C.V., 9%, 2019 (n)	1,480,000	1,258,000
Cincinnati Bell, Inc., 8.25%, 2017	815,000	768,138
Cincinnati Bell, Inc., 8.75%, 2018	990,000	915,750
Citizens Communications Co., 9%, 2031	680,000	640,900
New Communications Holdings, Inc., 8.5%, 2020 (n)	610,000	600,850
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	2,177,000	2,231,425
Qwest Communications International, Inc., 8%, 2015 (n)	365,000	365,913
Qwest Communications International, Inc., 7.125%, 2018 (n)	825,000	804,375
Qwest Corp., 7.875%, 2011	700,000	733,250
Qwest Corp., 8.375%, 2016	278,000	301,630
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	983,744
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,023,000	1,196,910
TELUS Corp., 8%, 2011	545,000	580,956
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,650,286
Windstream Corp., 8.625%, 2016	2,575,000	2,549,250

		$15,765,512
Oil Services - 0.6%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$765,000	$673,200
Basic Energy Services, Inc., 7.125%, 2016	195,000	165,750
Edgen Murray Corp., 12.25%, 2015 (n)	215,000	193,500
Expro Finance Luxembourg, 8.5%, 2016 (n)	755,000	732,350
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	635,000	615,950
Pioneer Drilling Co., 9.875%, 2018 (n)	575,000	569,250

		$2,950,000
Oils - 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$395,000	$363,400

Other Banks & Diversified Financials - 3.6%
Banco ABC Brasil S.A., 7.875%, 2020 (n)	$165,000	$155,100
Banco BMG S.A., 9.95%, 2019	734,000	783,592

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco BMG S.A., 9.95%, 2019 (n)	$100,000	$106,756
Banco Votorantim S.A., 7.375%, 2020 (n)	1,292,000	1,317,840
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,570,000	1,559,073
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	2,409,000	2,294,573
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012 (z)	656,250	642,059
Capital One Financial Corp., 8.8%, 2019	320,000	381,619
Capital One Financial Corp., 10.25%, 2039	1,000,000	1,075,000
Citigroup Capital XXI, FRN, 8.3%, 2057	960,000	916,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,974,000	2,234,785
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,192,000	1,171,885
LBG Capital No.1 PLC, 7.875%, 2020 (n)	890,000	698,650
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	577,434
Santander UK PLC, 8.963% to 2030, FRN to 2049	660,000	647,364
Svenska Handelsbanken AB, 2.875%, 2012 (n)	900,000	913,243
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,000,000	1,058,209
VTB Capital S.A., 6.465%, 2015 (n)	1,169,000	1,154,388
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,475,160

		$19,163,530
Pharmaceuticals - 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$1,000,000	$1,130,523

Pollution Control - 0.2%
Allied Waste North America, Inc., 7.125%, 2016	$75,000	$80,531
Allied Waste North America, Inc., 6.875%, 2017	870,000	948,300

		$1,028,831
Printing & Publishing - 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$11,354	$7,309
American Media Operations, Inc., 14%, 2013 (p)(z)	116,181	66,084
McClatchy Co., 11.5%, 2017 (n)	640,000	643,200
Nielsen Finance LLC, 10%, 2014	1,790,000	1,819,087
Nielsen Finance LLC, 11.5%, 2016	545,000	577,700

		$3,113,380
Railroad & Shipping - 0.4%
Kansas City Southern Railway, 8%, 2015	$1,895,000	$1,895,000

Real Estate - 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$220,000	$245,300
HRPT Properties Trust, REIT, 6.25%, 2016	1,053,000	1,085,259
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	806,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 10.35%, 2019	$660,000	$856,559

		$2,994,020
Retailers - 2.2%
Couche-Tard, Inc., 7.5%, 2013	$350,000	$349,125
Dollar General Corp., 11.875%, 2017 (p)	261,000	297,540
Express Parent LLC, 8.75%, 2018 (n)	330,000	332,475
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	740,000	678,950
Home Depot, Inc., 5.875%, 2036	509,000	500,590
Limited Brands, Inc., 6.9%, 2017	480,000	477,600
Limited Brands, Inc., 6.95%, 2033	670,000	582,900
Macy’s, Inc., 5.75%, 2014	1,230,000	1,242,300
Macy’s, Inc., 5.9%, 2016	820,000	822,050
Neiman Marcus Group, Inc., 10.375%, 2015	1,315,000	1,295,275
QVC, Inc., 7.375%, 2020 (n)	710,000	688,700
Sally Beauty Holdings, Inc., 10.5%, 2016	1,270,000	1,346,200
Toys “R” Us, Inc., 10.75%, 2017 (n)	1,040,000	1,151,800
Toys “R” Us, Inc., 8.5%, 2017 (n)	1,725,000	1,781,063

		$11,546,568
Specialty Stores - 0.1%
GSC Holdings Corp., 8%, 2012	$220,000	$225,500
Payless ShoeSource, Inc., 8.25%, 2013	151,000	151,377

		$376,877
Supermarkets - 0.2%
Delhaize America, Inc., 9%, 2031	$588,000	$773,342
SUPERVALU, Inc., 8%, 2016	240,000	236,400

		$1,009,742
Supranational - 0.9%
Central American Bank, 4.875%, 2012 (n)	$1,426,000	$1,475,181
Eurasian Development Bank, 7.375%, 2014 (n)	211,000	215,220
European Investment Bank, 5.125%, 2017	2,593,000	2,900,903

		$4,591,304
Telecommunications - Wireless - 2.9%
AT&T Wireless Services, Inc., 8.75%, 2031	$900,000	$1,194,999
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,098,976
Clearwire Corp., 12%, 2015 (n)	1,270,000	1,231,900
Cricket Communications, Inc., 7.75%, 2016	560,000	568,400
Crown Castle International Corp., 9%, 2015	1,475,000	1,550,594
Crown Castle International Corp., 7.75%, 2017 (n)	715,000	757,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Crown Castle International Corp., 7.125%, 2019	$250,000	$242,500
Digicel Group Ltd., 12%, 2014 (n)	100,000	111,000
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	695,800
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	354,375
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	758,000	761,790
Nextel Communications, Inc., 6.875%, 2013	515,000	493,112
NII Holdings, Inc., 10%, 2016	1,615,000	1,728,050
Pontis Ltd., 6.25%, 2010 (n)	165,000	160,050
SBA Communications Corp., 8%, 2016 (n)	260,000	267,800
SBA Communications Corp., 8.25%, 2019 (n)	220,000	229,350
Sprint Capital Corp., 6.875%, 2028	335,000	278,469
Sprint Nextel Corp., 8.375%, 2017	1,920,000	1,886,400
Sprint Nextel Corp., 8.75%, 2032	610,000	581,025
Wind Acquisition Finance S.A., 12%, 2015 (n)	908,000	935,240

		$15,127,730
Telephone Services - 0.3%
Frontier Communications Corp., 8.125%, 2018	$1,625,000	$1,592,500

Tobacco - 0.6%
Alliance One International, Inc., 10%, 2016 (n)	$1,035,000	$1,055,700
Alliance One International, Inc., 10%, 2016 (n)	225,000	229,500
Reynolds American, Inc., 6.75%, 2017	1,790,000	1,889,560

		$3,174,760
Transportation - Services - 1.0%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$360,000	$356,400
Commercial Barge Line Co., 12.5%, 2017	1,320,000	1,392,600
Erac USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,129,001
Hertz Corp., 8.875%, 2014	2,255,000	2,266,275
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	376,012

		$5,520,288
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,528,514

U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,261,250
U.S. Treasury Bonds, 5.375%, 2031	286,200	338,074
U.S. Treasury Bonds, 4.5%, 2036	95,000	99,958
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,263,355
U.S. Treasury Notes, 6.375%, 2027	1,410,000	1,833,000

		$7,795,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 4.2%
AES Corp., 8%, 2017	$2,840,000	$2,790,300
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	407,054
Bruce Mansfield Unit, 6.85%, 2034	1,547,152	1,618,132
Calpine Corp., 8%, 2016 (n)	1,800,000	1,818,000
CenterPoint Energy, Inc., 6.5%, 2018	400,000	442,832
Colbun S.A., 6%, 2020 (n)	748,000	742,921
Dynegy Holdings, Inc., 7.5%, 2015	1,200,000	984,000
Dynegy Holdings, Inc., 7.75%, 2019	1,635,000	1,181,287
Edison Mission Energy, 7%, 2017	2,010,000	1,359,262
EDP Finance B.V., 6%, 2018 (n)	798,000	795,358
Energy Future Holdings Corp., 10%, 2020 (n)	615,000	611,925
Exelon Generation Co. LLC, 6.25%, 2039	850,000	870,516
Mirant North America LLC, 7.375%, 2013	1,940,000	1,944,850
NiSource Finance Corp., 7.875%, 2010	687,000	706,180
NRG Energy, Inc., 7.375%, 2016	1,895,000	1,833,412
System Energy Resources, Inc., 5.129%, 2014 (z)	1,091,992	1,111,702
Texas Competitive Electric Holdings LLC, 10.25%, 2015	4,060,000	2,720,200

		$21,937,931
Total Bonds (Identified Cost, $558,253,624)		$570,290,772

Convertible Bonds - 0.1%
Automotive - 0.1%
Accuride Corp., 7.5%, 2020 (Identified Cost, $198,545)	$198,545	$517,373

Floating Rate Loans (g)(r) - 1.0%
Aerospace - 0.0%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$208,591	$206,192

Automotive - 0.5%
Accuride Corp., Term Loan, 9.75%, 2012	$90,346	$89,876
Allison Transmission, Inc., Term Loan B, 3.06%, 2014	240,775	218,315
Ford Motor Co., Term Loan, 3.32%, 2013 (o)	2,664,136	2,480,499

		$2,788,690
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.8%, 2014	$55,418	$51,724
Local TV Finance LLC, Term Loan B, 2.3%, 2013	48,330	43,416

		$95,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Services - 0.1%
Realogy Corp., Letter of Credit, 3.37%, 2013	$68,041	$57,359
Realogy Corp., Term Loan, 3.29%, 2013	252,725	213,048

		$270,407
Financial Institutions - 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015	$86,679	$83,906

Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B1, 2.69%, 2013	$259,376	$235,940

Utilities - Electric Power - 0.3%
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.96%, 2014 (o)	$1,041,452	$800,058
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.79%, 2014	1,007,270	769,302

		$1,569,360
Total Floating Rate Loans (Identified Cost, $5,387,751)		$5,249,635

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	138,981	$187,624

Broadcasting - 0.1%
Dex One Corp. (a)	16,641	$340,808
Supermedia, Inc. (a)	448	13,498

		$354,306
Chemicals - 0.1%
LyondellBasell Industries N.V., “A” (a)	19,377	$344,329
LyondellBasell Industries N.V., “B” (a)	23,991	424,641

		$768,970
Construction - 0.1%
Nortek, Inc. (a)	10,190	$468,740

Printing & Publishing - 0.0%
American Media, Inc. (a)	1,991	$12,182
Golden Books Family Entertainment, Inc. (a)	3,683	0

		$12,182
Total Common Stocks (Identified Cost, $2,084,689)		$1,791,822

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.1%
Issuer	Shares/Par	Value ($)

Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (Identified Cost, $348,927) (z)	454	$341,493

Money Market Funds (v) - 6.4%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value	33,970,832	$33,970,832
Total Investments (Identified Cost, $600,244,368)		$612,161,927

Other Assets, Less Liabilities - (16.5)%		(86,911,464)
Net Assets - 100.0%		$525,250,463

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $144,324,129, representing 27.5% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Ally Financial, Inc., 7% (Preferred Stock)	12/26/08-3/12/10	$348,927	$341,493
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/10	8,200	7,309
American Media Operations, Inc., 14%, 2013	1/29/09-10/15/09	71,659	66,084
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	349,995	356,400

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A” CDO, FRN, 0.701%, 2019	1/15/10	$1,087,952	$1,103,795
ATP Oil & Gas Corp., 11.875%, 2015	5/10/10	150,473	125,600
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.864%, 2040	3/01/06	903,464	370,149
Bosphorus Financial Services Ltd., FRN, 2.235%, 2012	3/08/05	656,250	642,059
Credit Acceptance Corp., 9.125%, 2017	1/25/10	487,904	505,000
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,942,839	2,015,850
Freescale Semiconductor, Inc., 9.25%, 2018	4/07/10	545,000	540,913
GWR Operating Partnership LLP, 10.875%, 2017	3/30/10-3/31/10	733,554	750,656
Gray Television, Inc., 10.5%, 2015	4/21/10	313,955	302,400
Hillman Cos., Inc., 10.875%, 2018	5/18/10	495,000	491,288
Kazatomprom, 6.25%, 2015	5/13/10	99,936	99,738
Live Nation Entertainment, Inc., 8.125%, 2018	4/22/10	140,000	138,600
Local TV Finance LLC, 9.25%, 2015	11/09/07-11/30/09	732,924	610,141
MGM Mirage, 9%, 2020	3/09/10-5/20/10	664,244	656,638
ManTech International Corp., 7.25%, 2018	4/08/10-4/16/10	261,550	260,650
Metinvest B.V., 10.25%, 2015	5/14/10	308,033	286,120
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	398,861	350,550
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,507,822
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,532,554	1,311,609
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,091,992	1,111,702
USI Holdings Corp., 9.75%, 2015	4/07/10	590,164	559,650
Total Restricted Securities			$15,512,216
% of Net Assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued

KRW	Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar

Derivative Contracts at 5/31/10

Forward Foreign Currency Exchange Contracts at 5/31/10

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Citibank N.A.	1,439,000	7/12/10	$1,274,052	$1,207,680	$66,372
SELL	AUD	Westpac Banking Corp.	1,494,000	7/12/10	1,258,247	1,253,839	4,408
BUY	BRL	HSBC Bank	2,426,000	6/28/10	1,300,456	1,324,489	24,033
BUY	CAD	JPMorgan Chase Bank N.A.	2,786,000	6/14/10	2,615,557	2,658,523	42,966
SELL	CAD	UBS AG	47,422	8/06/10	45,349	45,240	109
SELL	EUR	Goldman Sachs International	2,073,000	6/14/10	2,798,239	2,548,654	249,585
SELL	EUR	HSBC Bank	1,825,000	6/14/10	2,414,147	2,243,751	170,396
SELL	EUR	JPMorgan Chase Bank N.A.	585,815	6/14/10	800,709	720,231	80,478
SELL	EUR	Royal Bank of Scotland Group PLC	1,025,047	6/14/10	1,357,000	1,260,246	96,754
SELL	EUR	UBS AG	29,533,143	6/14/10	40,272,509	36,309,585	3,962,924
SELL	GBP	Barclays Bank PLC	1,488,988	7/12/10	2,271,764	2,163,313	108,451
SELL	GBP	Deutsche Bank AG	1,488,988	7/12/10	2,271,779	2,163,313	108,466
BUY	IDR	JPMorgan Chase Bank N.A.	24,367,040,000	7/01/10	2,632,851	2,642,722	9,871
BUY	INR	Barclays Bank PLC	123,837,000	7/01/10	2,651,188	2,662,520	11,332
BUY	JPY	UBS AG	100,884,000	6/14/10	1,095,648	1,107,285	11,637
SELL	KRW	Deutsche Bank AG	1,507,946,000	6/28/10	1,284,451	1,253,804	30,647
SELL	KRW	JPMorgan Chase Bank N.A.	1,525,834,000	6/10/10	1,324,509	1,269,195	55,314
BUY	PHP	JPMorgan Chase Bank N.A.	146,204,000	6/07/10-6/28/10	3,140,906	3,151,513	10,607

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	PHP	Barclays Bank PLC	60,608,000	6/07/10	$1,325,055	$1,309,113	$15,942
SELL	PLN	Citibank N.A.	4,028,000	6/30/10	1,234,388	1,212,358	22,030
BUY	SEK	Barclays Bank PLC	20,540,000	7/12/10	2,624,936	2,626,699	1,763
SELL	SEK	Credit Suisse Group	2,965,458	7/12/10	410,529	379,229	31,300
BUY	TRY	JPMorgan Chase Bank N.A.	4,121,000	6/16/10	2,612,498	2,615,761	3,263

							$5,118,648

Liability Derivatives
BUY	AUD	UBS AG	2,935,000	7/12/10	$2,685,877	$2,463,197	$(222,680)
BUY	BRL	Deutsche Bank AG	2,441,000	6/02/10	1,400,673	1,340,288	(60,385)
SELL	BRL	Deutsche Bank AG	2,441,000	6/02/10	1,325,910	1,340,288	(14,378)
SELL	CAD	HSBC Bank	1,371,000	6/14/10	1,285,453	1,308,268	(22,815)
BUY	CNY	Deutsche Bank AG	5,910,000	4/18/11	893,019	874,724	(18,295)
BUY	CNY	HSBC Bank	11,785,000	4/18/11	1,779,674	1,744,268	(35,406)
BUY	EUR	Barclays Bank PLC	1,984,000	6/14/10	2,710,870	2,439,233	(271,637)
BUY	EUR	HSBC Bank	569,536	6/14/10	773,470	700,217	(73,253)
BUY	EUR	UBS AG	5,981,318	6/14/10	7,638,467	7,353,744	(284,723)
SELL	EUR	HSBC Bank	1,056,000	6/14/10	1,291,097	1,298,301	(7,204)
BUY	IDR	HSBC Bank	12,164,885,000	6/17/10	1,350,154	1,322,486	(27,668)
SELL	IDR	JPMorgan Chase Bank N.A.	23,990,073,000	6/17/10	2,520,564	2,608,042	(87,478)
BUY	JPY	Barclays Bank PLC	126,993,000	6/14/10	1,400,770	1,393,852	(6,918)
SELL	JPY	Goldman Sachs International	117,298,160	7/12/10	1,257,309	1,287,975	(30,666)
SELL	JPY	JPMorgan Chase Bank N.A.	1,973,842,296	7/12/10	21,161,990	21,673,473	(511,483)
SELL	JPY	Merrill Lynch International Bank	271,522,746	7/12/10	2,911,959	2,981,414	(69,455)
BUY	KRW	Deutsche Bank AG	1,520,505,000	6/28/10	1,352,762	1,264,246	(88,516)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/10 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	KRW	Merrill Lynch International Bank	1,514,364,000	6/28/10	$1,349,701	$1,259,140	$(90,561)
BUY	MXN	Credit Suisse Group	34,148,000	7/06/10	2,638,643	2,636,058	(2,585)
BUY	MXN	Merrill Lynch International Bank	16,606,000	8/03/10	1,345,051	1,278,115	(66,936)
SELL	MXN	HSBC Bank	16,611,000	8/03/10	1,254,797	1,278,500	(23,703)
BUY	PHP	JPMorgan Chase Bank N.A.	36,456,000	6/15/10	809,594	786,704	(22,890)
BUY	PLN	Citibank N.A.	4,023,000	6/30/10	1,356,131	1,210,853	(145,278)
BUY	TWD	JPMorgan Chase Bank N.A.	125,984,000	6/11/10-7/01/10	3,966,000	3,945,753	(20,247)
SELL	TWD	HSBC Bank	41,849,000	6/11/10	1,298,449	1,309,684	(11,235)

							$(2,216,395)

Futures Contracts Outstanding at 5/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	404	$48,429,500	Sep-10	$165,868

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	28	$3,434,375	Sep-10	$(37,067)

At May 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $566,273,536)	$578,191,095
Underlying funds, at cost and value	33,970,832
Total investments, at value (identified cost, $600,244,368)		$612,161,927
Cash	7,942
Restricted cash	790,000
Foreign currency, at value (identified cost, $5,837)	5,217
Receivables for
Forward foreign currency exchange contracts	5,118,648
Investments sold	1,731,465
Interest	10,751,931
Other assets	40,748
Total assets		$630,607,878
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	185,391
Forward foreign currency exchange contracts	2,216,395
Daily variation margin on open futures contracts	145,375
Investments purchased	2,384,344
Payable to affiliates
Investment adviser	44,502
Transfer agent and dividend disbursing costs	6,783
Administrative services fee	1,109
Payable for independent Trustees’ compensation	162,904
Accrued interest expense	118,064
Accrued expenses and other liabilities	92,548
Total liabilities		$105,357,415
Net assets		$525,250,463
Net assets consist of
Paid-in capital	$560,667,623
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	14,891,571
Accumulated net realized gain (loss) on investments and foreign currency transactions	(47,059,108)
Accumulated distributions in excess of net investment income	(3,249,623)
Net assets		$525,250,463
Shares of beneficial interest outstanding		54,871,740
Net asset value per share (net assets of $525,250,463 / 54,871,740 shares of beneficial interest outstanding)		$9.57

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$21,887,820
Dividends	21,198
Dividends from underlying funds	19,018
Total investment income		$21,928,036
Expenses
Management fee	$1,838,602
Transfer agent and dividend disbursing costs	41,844
Administrative services fee	42,389
Independent Trustees’ compensation	49,306
Stock exchange fee	24,415
Custodian fee	63,837
Interest expense	780,592
Shareholder communications	48,148
Auditing fees	33,550
Legal fees	8,868
Miscellaneous	16,797
Total expenses		$2,948,348
Fees paid indirectly	(276)
Reduction of expenses by investment adviser	(1,443)
Net expenses		$2,946,629
Net investment income		$18,981,407
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$8,587,139
Futures contracts	(1,552,565)
Swap transactions	(9,599)
Foreign currency transactions	4,102,548
Net realized gain (loss) on investments and foreign currency transactions		$11,127,523
Change in unrealized appreciation (depreciation)
Investments	$(12,611,725)
Futures contracts	715,212
Swap transactions	(7,356)
Translation of assets and liabilities in foreign currencies	5,077,280
Net unrealized gain (loss) on investments and foreign currency translation		$(6,826,589)
Net realized and unrealized gain (loss) on investments and foreign currency		$4,300,934
Change in net assets from operations		$23,282,341

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/10	Year ended 11/30/09
Change in net assets	(unaudited)
From operations
Net investment income	$18,981,407	$31,779,313
Net realized gain (loss) on investments and foreign currency transactions	11,127,523	(11,689,133)
Net unrealized gain (loss) on investments and foreign currency translation	(6,826,589)	108,166,541
Change in net assets from operations	$23,282,341	$128,256,721
Distributions declared to shareholders
From net investment income	$(19,259,984)	$(34,524,661)
Change in net assets from fund share transactions	$—	$(796,999)
Total change in net assets	$4,022,357	$92,935,061
Net assets
At beginning of period	521,228,106	428,293,045
At end of period (including accumulated distributions in excess of net investment income of $3,249,623 and $2,971,046, respectively)	$525,250,463	$521,228,106

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

(unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$23,282,341
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(184,913,088)
Purchases of short-term investments, net	(8,255,645)
Proceeds from disposition of investment securities	192,955,782
Payments for future and swap transactions	(1,562,164)
Realized gain/loss on investments	(8,587,139)
Realized gain/loss on futures and swaps transactions	1,562,164
Unrealized appreciation/depreciation on investments	12,611,725
Unrealized appreciation/depreciation on foreign currency contracts	(5,186,369)
Unrealized appreciation/depreciation on swaps	7,356
Net amortization/accretion of income	(653,636)
Increase in dividends and interest receivable	(172,808)
Increase in payable for daily variation margin on open futures contracts	122,750
Increase in restricted cash	(140,000)
Decrease in receivable for investments sold	43,346
Decrease in payable for investments purchased	(2,408,527)
Decrease in accrued expenses and other liabilities	(13,876)
Increase in other assets	(13,818)
Net cash provided by operating activities	$18,678,394
Cash flows from financing activities:
Increase in interest payable	$39,353
Distributions paid in cash	(19,226,141)
Net cash used by financing activities	$(19,186,788)
Net decrease in cash	$(508,394)
Cash:
Beginning of period (including foreign currency of $191,625)	$521,553
End of period (including foreign currency of $5,217)	$13,159

Supplementary disclosure of cash flow information: cash paid during the year for interest $741,239.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/10 (unaudited)		Years ended 11/30
			2009		2008	2007	2006	2005

Net asset value, beginning of period	$9.50		$7.79		$9.54	$9.64	$9.58	$9.71
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.58		$0.47	$0.46	$0.44	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.07		1.76		(1.72)	(0.08)	0.09	(0.09)
Total from investment operations	$0.42		$2.34		$(1.25)	$0.38	$0.53	$0.36
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.63)		$(0.51)	$(0.48)	$(0.49)	$(0.51)
Net increase from repurchase of capital shares	$—		$0.00	(w)	$0.01	$—	$0.02	$0.02
Net asset value, end of period	$9.57		$9.50		$7.79	$9.54	$9.64	$9.58
Per share market value, end of period	$8.93		$8.96		$6.88	$8.30	$8.51	$8.43
Total return at market value (%)	3.50	(n)	40.77		(11.63)	3.20	6.98	2.57
Total return at net asset value (%) (j)(r)(s)	4.62	(n)	31.82		(12.95)	4.71	6.64	4.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	0.90		0.78	0.73	0.76	0.79
Expenses after expense reductions (f)	1.11	(a)	0.90		0.78	0.73	0.76	0.79
Expenses after expense reductions and excluding interest expense (f)	0.82	(a)	0.84		N/A	N/A	N/A	N/A
Net investment income	7.15	(a)	6.71		5.18	4.89	4.62	4.64
Portfolio turnover	27		67		58	58	57	73
Net assets at end of period (000 omitted)	$525,250		$521,228		$428,293	$527,269	$532,823	$539,491

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally

Notes to Financial Statements (unaudited) – continued

valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does

Notes to Financial Statements (unaudited) – continued

not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such

Notes to Financial Statements (unaudited) – continued

as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,310,900	$810,233	$12,182	$2,133,315
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	11,324,151	—	11,324,151
Non-U.S. Sovereign Debt	—	105,972,013	—	105,972,013
Corporate Bonds	—	318,318,273	—	318,318,273
Residential Mortgage-Backed Securities	—	31,632,953	—	31,632,953
Commercial Mortgage-Backed Securities	—	32,776,663	—	32,776,663
Asset-Backed Securities (including CDOs)	—	1,573,944	—	1,573,944
Foreign Bonds	—	69,210,148	—	69,210,148
Floating Rate Loans	—	5,249,635	—	5,249,635
Mutual Funds	33,970,832	—	—	33,970,832
Total Investments	$35,281,732	$576,868,013	$12,182	$612,161,927

Other Financial Instruments
Futures	$128,801	$ —	$ —	$128,801
Forward Currency Contracts	—	2,902,253	—	2,902,253

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/09	$2,667
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	9,515
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 5/31/10	$12,182

The net change in unrealized (depreciation) from investments still held as Level 3 at May 31, 2010 is $9,515.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as

Notes to Financial Statements (unaudited) – continued

U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$165,868	$(37,067)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	5,118,648	(2,216,395)
Total		$5,284,516	$(2,253,462)

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate Contracts	$(1,552,565)	$ —	$ —
Foreign Exchange Contracts	—	—	4,214,466
Credit Contracts	—	(9,599)	—
Total	$(1,552,565)	$(9,599)	$4,214,466

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate Contracts	$715,212	$ —	$ —
Foreign Exchange Contracts	—	—	5,186,369
Credit Contracts	—	(7,356)	—
Total	$715,212	$(7,356)	$5,186,369

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated

Notes to Financial Statements (unaudited) – continued

benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in

Notes to Financial Statements (unaudited) – continued

the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded

Notes to Financial Statements (unaudited) – continued

when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectable. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds,

Notes to Financial Statements (unaudited) – continued

straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/09
Ordinary income (including any short-term capital gains)	$34,524,661

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/10
Cost of investments	$602,357,701
Gross appreciation	28,896,989
Gross depreciation	(19,092,763)
Net unrealized appreciation (depreciation)	$9,804,226

As of 11/30/09
Undistributed ordinary income	2,656,946
Capital loss carryforwards	(55,861,689)
Other temporary differences	(8,263,413)
Net unrealized appreciation (depreciation)	22,028,639

As of November 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/10	$(23,905,212)
11/30/14	(5,504,781)
11/30/15	(2,469,155)
11/30/16	(12,601,136)
11/30/17	(11,381,405)
$(55,861,689)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2010 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2010, these fees paid to MFSC amounted to $16,008.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2010 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,501 and the Retirement Deferral plan resulted in an expense of $8,916. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2010. The liability for deferred retirement benefits payable to certain independent Trustees under both Plans amounted to $153,941 at May 31, 2010, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt

Notes to Financial Statements (unaudited) – continued

of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $8,472 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,232 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,443, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,822,656	$14,421,924
Investments (non-U.S. Government securities)	$152,547,706	$154,689,261

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2010, the fund did not repurchase any shares. The fund repurchased and retired 114,800 shares of beneficial interest during the year ended November 30, 2009 at an average price per share of $6.94 and a weighted average discount of 11.07% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/10		Year ended 11/30/09
	Shares	Amount	Shares	Amount
Treasury shares reacquired	—	$—	(114,800)	$(796,999)

(6)	Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2010, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value on the fund’s Statement of Assets and Liabilities approximates its fair value. The credit agreement matures on August 27, 2010. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR or the Federal Funds Rate each plus an agreed upon spread or the bank’s prime lending rate. The fund incurred interest expense of $780,592 during the period. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2010, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.57%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	25,715,187	91,964,381	(83,708,736)	33,970,832

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$19,018	$33,970,832

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2010, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended May 31, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2009, and the financial highlights for each of the five years in the period ended November 30, 2009, and in our report dated January 15, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 19, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2009 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/09-12/31/09	0	N/A	0	5,487,174
1/01/10-1/31/10	0	N/A	0	5,487,174
2/01/10-2/28/10	0	N/A	0	5,487,174
3/01/10-3/31/10	0	N/A	0	5,487,174
4/01/10-4/30/10	0	N/A	0	5,487,174
5/01/10-5/31/10	0	N/A	0	5,487,174

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 5,487,174.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.